Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Option Activities

A summary of the stock option activities in the year ended on December 31, 2024 is as follows:

	Year ended December 31, 2024
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2024	1,945,500	24.52	3.71	9,118
Granted	145,000	30.83
Exercised	(123,785)	18.73
Expired and forfeited	(298,715)	24.03

Outstanding on December 31, 2024	1,668,000	24.96	3.11	4,977

Vested and expected to vest	1,668,000	24.96	3.11	4,977

Exercisable on December 31, 2024	834,900	25.07	2.67	$2,339

Schedule of Options Outstanding Under the Company’s Option Plans

The options outstanding under the Company’s option plans as of December 31, 2024 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2024	Term	price	2024	Exercisable
		(Years)	$		$

13.31	5,000	0.59	13.31	5,000	13.31
17.69-20.61	512,000	4.09	19.64	224,150	19.42
21.46-23.12	236,500	2.85	21.81	125,500	22.12
26.71-28.03	662,500	2.10	27.91	390,000	27.93
28.35-32.91	217,000	3.80	30.03	90,250	31.54
38.61	35,000	5.58	38.61	-	-

	1,668,000	3.11	24.96	834,900	25.07

Schedule of Restricted Stock Unit Activities

A summary of the RSU activities in the year ended on December 31, 2024, is as follows:

	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2024	72,823	27.95
Granted	-	-
Vested	(30,206)	27.67
Expired and forfeited	(42,617)	28.13

Unvested on December 31, 2024	-	-